Intangible Assets - Summary of Changes in Intangible Assets and Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	₨ 37,883		₨ 38,595
Charge for the year	1,632	$ 19	1,485	₨ 1,464
Ending Balance of Intangible assets and goodwill	36,217	424	37,883	38,595
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	45,840		45,004	44,654
Additions during the year	145		960	377
Assets held for sale	(29)
Disposals and adjustments during the year				(15)
Capitalised during the year	(76)		(124)	(12)
Ending Balance of Intangible assets and goodwill	45,880		45,840	45,004
Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	7,957		6,409	4,930
Assets held for sale	20
Charge for the year	1,632		1,485	1,464
Capitalised during the year	94		63	15
Ending Balance of Intangible assets and goodwill	9,663		7,957	6,409
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	540		372
Ending Balance of Intangible assets and goodwill	424	5	540	372
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	926		622	355
Additions during the year	35		304	267
Assets held for sale	(29)
Ending Balance of Intangible assets and goodwill	932		926	622
Computer software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	386		250	179
Assets held for sale	20
Charge for the year	48		136	56
Capitalised during the year	94			15
Ending Balance of Intangible assets and goodwill	508		386	250
Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	25,027		26,438
Ending Balance of Intangible assets and goodwill	23,611	276	25,027	26,438
Customer contracts | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	32,592		32,592	32,592
Ending Balance of Intangible assets and goodwill	32,592		32,592	32,592
Customer contracts | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	7,565		6,154	4,746
Charge for the year	1,416		1,348	1,408
Capitalised during the year			63
Ending Balance of Intangible assets and goodwill	8,981		7,565	6,154
Development rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	30		31
Ending Balance of Intangible assets and goodwill	30	0	30	31
Development rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	36		36	36
Ending Balance of Intangible assets and goodwill	36		36	36
Development rights | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	6		5	5
Charge for the year	0		1
Ending Balance of Intangible assets and goodwill	6		6	5
Other Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	7		7
Ending Balance of Intangible assets and goodwill	6	0	7	7
Other Intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	7		7	7
Ending Balance of Intangible assets and goodwill	7		7	7
Other Intangible assets | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	0		0	0
Charge for the year	1		0	0
Ending Balance of Intangible assets and goodwill	1		0	0
Carbon credit rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	626
Ending Balance of Intangible assets and goodwill	459	5	626
Carbon credit rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	626
Additions during the year			626
Ending Balance of Intangible assets and goodwill	626		626
Carbon credit rights | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Charge for the year	167
Ending Balance of Intangible assets and goodwill	167
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	11,596		11,596
Ending Balance of Intangible assets and goodwill	11,596	136	11,596	11,596
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	11,596		11,596	11,596
Ending Balance of Intangible assets and goodwill	11,596		11,596	11,596
Intangible asset under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	57		151
Ending Balance of Intangible assets and goodwill	91	$ 1	57	151
Intangible asset under development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	57		151	68
Additions during the year	110		30	110
Disposals and adjustments during the year				(15)
Capitalised during the year	(76)		(124)	(12)
Ending Balance of Intangible assets and goodwill	91		57	151
Intangible asset under development | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance of Intangible assets and goodwill	0		0
Charge for the year	0		0	0
Ending Balance of Intangible assets and goodwill	₨ 0		₨ 0	₨ 0